Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001768267
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Registrant Name	CERENCE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39030
Entity Tax Identification Number	83-4177087
Entity Address, Address Line One	1 Burlington Woods Drive
Entity Address, Address Line Two	Suite 301A
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(857)
Local Phone Number	362-7300
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	CRNC
Security Exchange Name	NASDAQ